                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kidron Capital LLC
Address:  601 Carlson Parkway
          Suite 730
          Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Webster
Title:  Managing Member
Phone:  (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster         Minnetonka, Minnesota        May 11, 2010
-----------------------------  ---------------------------  -----------------
[Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $408,499
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                     VOTING AUTHORITY
                                                          TOTAL VALUE             INVESTMENT  ------------------------------
ISSUER                          CLASS          CUSIP       (x1000)     SHARES     DISCRETION  SOLE       SHARED     NONE
------                          -------------- ---------- -----------  ---------- ----------  ---------- ---------  ---------
AON CORP                        COM            037389103   128,130     3,000,000   DEFINED    3,000,000
CH ROBINSON                     COM            12541W209    86,780     1,553,819   SOLE       1,553,819
COMPASS MINERALS INTL INC       COM            20451N101    79,365       989,220   SOLE         989,220
JACOBSON ENGINEERING GROUP INC  COM            469814107    58,756     1,300,203   SOLE       1,300,203
POLYONE CORP                    COM            73179P106    31,523     3,078,500   SOLE       3,078,500
TEEKAY LNG PARTNERS LP          PRTNRSP UNITS  Y8564M105    23,945       802,202   DEFINED      802,202